Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment (Details) [Line Items]
Depreciation and amortization expense	$ 250	$ 160	$ 520	$ 300	$ 600	$ 300
Capitalized internal use software costs					900
Impairment charges for leasehold improvements					$ 0	$ 0
Leasehold Improvements [Member]
Property and Equipment (Details) [Line Items]
Impairment charges for leasehold improvements	40		40
General and Administrative Expense [Member]
Property and Equipment (Details) [Line Items]
Depreciation and amortization expense	230		480
Cost of Sales [Member]
Property and Equipment (Details) [Line Items]
Depreciation and amortization expense	$ 20		$ 40